UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.3%)
	Alaska
$1,000	Alaska Housing Finance Corp., Home Mortgage Ser 2009 A	0.28%	04/07/10	$1,000,000
	Arizona
1,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.46	04/07/10	1,000,000
	Colorado
	City of Colorado Springs
2,515	Utilities System Sub Lien Ser 2005 A	0.30	04/07/10	2,515,000
1,000	Utilities System Sub Lien Ser 2009 C	0.28	04/07/10	1,000,000
5,250	Colorado Educational & Cultural Facilities Authority, Capital Christian School Ser 2007	0.42	04/07/10	5,250,000
3,700	Westminster Economic Development Authority, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.30	04/07/10	3,700,000
	Delaware
2,300	Delaware State Economic Development Authority, Archmere Academy Inc Ser 2006	0.28	04/07/10	2,300,000
	Florida
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.30	04/07/10	1,000,000
	Highlands County Health Facilities Authority
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.25	04/07/10	1,000,000
4,660	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.30	04/07/10	4,660,000
1,600	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.25	04/07/10	1,600,000
1,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.32	04/07/10	1,000,000
	Orlando-Orange County Expressway Authority
1,760	Ser 2008 B-3	0.24	04/07/10	1,760,000
3,800	Ser 2008 B-4	0.24	04/07/10	3,800,000
1,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.29	04/07/10	1,000,000
	Georgia
1,501	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.28	04/07/10	1,501,000
1,500	Monroe County Development Authority, Georgia Power Co Scherer Plant Second Ser 2009	0.32	04/01/10	1,500,000
	Illinois
2,300	Chicago Board of Education, Ser 2009 A-1	0.30	04/07/10	2,300,000
1,600	County of Cook, Ser 2002 B	0.30	04/07/10	1,600,000
3,400	Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.30	04/07/10	3,400,000
	Illinois Finance Authority
1,700	Advocate Health Care Network Ser 2008 Subser C-2B	0.28	04/07/10	1,700,000
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.29	04/07/10	4,500,000
2,400	Dominican University Ser 2006	0.30	04/07/10	2,400,000
4,000	Village of Oak Park Residence Ser 2006	0.45	04/07/10	4,000,000
	Indiana
	Indiana Finance Authority
995	Sisters of St Francis Health Services Inc Ser 2008 I	0.27	04/07/10	995,000
2,380	Trinity Health Ser 2008 D-1	0.26	04/07/10	2,380,000
3,180	Trinity Health Ser 2008 D-2	0.26	04/07/10	3,180,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Iowa
$2,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.29%	04/07/10	$2,000,000
	Kentucky
	Kentucky Public Energy Authority
5,875	Gas Supply Senior Ser 2007 A-2	0.30	04/07/10	5,875,000
5,126	Gas Supply Ser 2006 A	0.28	04/01/10	5,126,000
	Maryland
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.26	04/07/10	1,000,000
2,300	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	0.30	04/07/10	2,300,000
	Massachusetts
	Massachusetts Bay Transportation Authority
2,000	Senior Sales Tax Ser 2008 A-1	0.28	04/07/10	2,000,000
555	Senior Sales Tax Window Ser 2010 A	0.38	10/27/10	555,000
3,635	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	0.29	04/07/10	3,635,000
	Massachusetts Health & Educational Facilities Authority
1,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.30	04/07/10	1,000,000
2,000	Partners HealthCare System Inc 2003 Ser D-2	0.29	04/07/10	2,000,000
	Michigan
2,955	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	0.29	04/07/10	2,955,000
5,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Ser 2010 F-2	0.28	04/07/10	5,000,000
1,000	University of Michigan, Hospital Ser 2007 B	0.29	04/07/10	1,000,000
	Missouri
1,000	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.30	04/07/10	1,000,000
1,000	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.30	04/07/10	1,000,000
	Missouri State Health & Educational Facilities Authority
2,800	BJC Health System Ser 2008 E	0.27	04/07/10	2,800,000
2,400	Sisters of Mercy Health System Ser 2008 E	0.28	04/07/10	2,400,000
2,100	SSM Health Care Ser 2005 C-3	0.28	04/07/10	2,100,000
	Nebraska
4,000	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.29	04/07/10	4,000,000
	Nevada
	City of Reno
2,000	Renown Regional Medical Center Ser 2008 B	0.26	04/07/10	2,000,000
2,975	Renown Regional Medical Center Ser 2009 B	0.26	04/07/10	2,975,000
	New Mexico
	New Mexico Finance Authority
1,000	Sub Lien Ser 2008 Subser A-2	0.26	04/07/10	1,000,000
2,000	Sub Lien Ser 2008 Subser B-2	0.25	04/07/10	2,000,000
1,390	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.30	04/07/10	1,390,000
	New York
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.30	04/07/10	4,000,000
1,000	JP Morgan Chase & Co, New York City Municipal Water Finance Authority Ser 2009 EE PUTTERs Ser 3587	0.28	04/07/10	1,000,000
3,300	New York City Municipal Water Finance Authority, Second General Fiscal 2010 Ser CC	0.25	04/07/10	3,300,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$1,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A	0.50%	01/18/11	$1,000,000
	North Carolina
1,000	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.30	04/07/10	1,000,000
3,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	0.28	04/07/10	3,000,000
	North Carolina Medical Care Commission
1,785	FirstHealth of the Carolinas Ser 2008 A	0.27	04/07/10	1,785,000
1,000	Novant Health Obligated Group Ser 2004 A	0.30	04/07/10	1,000,000
3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC Insd)	0.30	04/07/10	3,000,000
2,000	Novant Health Ser 2008 B	0.27	04/07/10	2,000,000
4,780	United Church Homes & Services Ser 2007	0.28	04/07/10	4,780,000
3,450	Piedmont Triad Airport Authority, Ser 2008 A	0.32	04/07/10	3,450,000
	Ohio
1,950	City of Columbus, Sewer Ser 2008 B	0.29	04/07/10	1,950,000
	Oregon
2,000	Oregon State Facilities Authority, PeaceHealth Ser 2008 A	0.19	04/07/10	2,000,000
	Pennsylvania
2,000	Berks County Municipal Authority, Reading Hospital & Medical Center Ser 2009 A-5	0.53	07/15/10	2,000,000
4,020	Bucks County Industrial Development Authority, Pennswood Village Ser 2007 A	0.33	04/07/10	4,020,000
4,355	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.29	04/07/10	4,355,000
1,000	RBC Municipal Products Inc Trust, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.29	04/07/10	1,000,000
1,130	Southcentral General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.30	04/07/10	1,130,000
	South Carolina
1,060	City of Columbia, Waterworks & Sewer System Ser 2009	0.35	04/01/10	1,060,000
	South Carolina Jobs-Economic Development Authority
1,000	AnMed Health Ser 2009 A	0.27	04/07/10	1,000,000
1,000	AnMed Health Ser 2009 C	0.27	04/07/10	1,000,000
2,625	Goodwill Industries Ser 2006	0.28	04/07/10	2,625,000
	Tennessee
1,000	Franklin County Health & Educational Facilities Board, University of the South Ser 1998 B	0.33	04/07/10	1,000,000
1,375	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	0.29	04/07/10	1,375,000
	Texas
3,700	Austin Trust, Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.30	04/07/10	3,700,000
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.30	04/07/10	4,500,000
1,200	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2008 C-1	0.28	04/01/10	1,200,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.30	04/07/10	5,300,000
1,000	RBC Municipal Products Inc Trust, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.29	04/07/10	1,000,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Utah
$1,200	Utah Water Finance Agency
	Ser 2009 B	0.29%	04/07/10	$1,200,000
	Virginia
	Fairfax County Industrial Development Authority
1,170	Inova Health System Foundation Ser 1988 A	0.30	04/07/10	1,170,000
1,950	Inova Health System Foundation Ser 1998 B	0.30	04/07/10	1,950,000
500	Inova Health System Window Ser 2020 A-1	0.41	10/27/10	500,000
1,000	JP Morgan Chase & Co., Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.29	04/07/10	1,000,000
	Norfolk Economic Development Authority
205	Sentara Healthcare Window Ser 2010 B	0.41	10/27/10	205,000
250	Sentara Healthcare Window Ser 2010 C	0.41	10/27/10	250,000
	Washington
1,000	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.32	04/07/10	1,000,000
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.29	04/07/10	4,800,000
	Wisconsin
1,000	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.32	04/07/10	1,000,000
1,140	City of Rhinelander, YMCA of the Northwoods Ser 2006	0.41	04/07/10	1,140,000
1,000	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.29	04/07/10	1,000,000
3,150	Wisconsin Health & Educational Facilities Authority, Concordia University Inc Ser 2009	0.29	04/07/10	3,150,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $207,047,000)			207,047,000

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Short-Term Municipal Notes and Bonds (9.7%)
	Connecticut
1,000	City of Hartford, Ser 2009 GANs, dtd 09/30/09	2.00%	04/15/10	0.55%	1,000,556
	Massachusetts
2,000	Pioneer Valley Transit Authority, Ser 2009 RANs, dtd 07/30/09	2.25	07/29/10	1.67	2,003,714
1,000	Worcester Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.00	06/25/10	1.5	1,001,146
	New York
1,500	Allegany-Limestone Central School District, Ser 2009 BANs, dtd 06/30/09	2.375	06/30/10	1.25	1,500,000
1,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	1,002,008
2,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	2,003,869
1,000	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.2	1,000,000
2,000	North Syracuse Central School District
	Ser 2009 BANS	2.25	06/18/10	1.28	2,004,090
1,000	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	1,000,000
1,000	South Glens Falls Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	1,001,770

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

$1,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2009 RANs, dtd 10/15/09	2.00%	06/30/10	1.27	$1,001,786
	Ohio
1,005	City of Marion, Ser 2009 B BANs, dtd 10/14/09	1.75	10/13/10	1.26	1,007,649
1,000	Elgin Local School District, School Facilities Construction & Improvement Ser 2009, dtd 12/30/09	2.00	05/27/10	0.70	1,002,002
1,000	Township of Deerfield, Ser 2009 BANs, dtd 11/12/09	1.50	11/10/10	0.67	1,005,031
1,000	Township of Union, Ser 2009 BANs, dtd 09/14/09	1.25	09/14/10	0.70	1,002,481
1,000	Wadsworth City School District, Ser 2009 Notes, dtd 09/22/09	2.25	09/22/10	0.65	1,007,575
	Texas
3,600	State of Texas, Ser 2009 TRANs, dtd 09/01/09	2.50	08/31/10	0.48	3,630,210
	Wisconsin
1,000	Wisconsin Rural Water Construction Loan Program, Ser 2009 BANs, dtd 10/27/09	1.50	11/15/10	0.75	1,004,643

	Total Short-Term Municipal Notes and Bonds (Cost $24,178,530)				24,178,530

	Tax-Exempt Commercial Paper (8.1%)
	California
3,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 E	0.31	05/27/10	0.31	3,000,000
2,000	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.29	04/21/10	0.29	2,000,000
	Florida
1,500	City of Jacksonville, Ser A	0.32	04/29/10	0.32	1,500,000
	Maryland
2,000	County of Baltimore, Consolidated Public Improvement Ser 2002 BANs	0.25	05/20/10	0.25	2,000,000
	Massachusetts
1,700	State of Massachusetts, Ser H	0.22	04/07/10	0.22	1,700,000
	Nevada
	Las Vegas Valley Water District
1,000	Water Ser 2004 B	0.18	04/08/10	0.18	1,000,000
1,000	Water Ser 2004 B	0.24	05/17/10	0.24	1,000,000
1,000	Water Ser 2004 B	0.26	06/08/10	0.26	1,000,000
	Texas
1,500	City of Austin, Combined Utility Systems Ser 2002 A	0.32	05/14/10	0.32	1,500,000
	Harris County Cultural Education Facilities Finance Corporation
2,000	Methodist Hospital System Ser 2009 C-1	0.33	10/05/10	0.33	2,000,000
2,000	Methodist Hospital System Ser 2009 C-1	0.36	10/20/10	0.36	2,000,000
	Washington
1,500	County of King, Sewer Ser A	0.32	04/29/10	0.32	1,500,000

	Total Tax-Exempt Commercial Paper (Cost $20,200,000)				20,200,000

	Total Investments (Cost $251,425,530) (c)			101.1%	251,425,530
	Liabilities in Excess of Other Assets			(1.1)	(2,690,201)

	Net Assets			100.0%	$248,735,329

BANs	Bond Anticipation Notes.

GANs	Grant Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2010.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley Tax-Free Daily Income Trust
Notes to the Portfolio of Investments • March 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Variable Rate Municipal Obligations	$207,047,000	—	$207,047,000	—
Short-Term Municipal Notes and Bonds	24,178,530	—	24,178,530	—
Tax-Exempt Commercial Paper	20,200,000	—	20,200,000	—

Total	$251,425,530	—	$251,425,530	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
/s/ Francis Smith

Francis Smith
Principal Financial Officer
May 17, 2010